Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Employee-related liabilities		$ 174.1	$ 152.0
Restructuring reserves		15.1	33.3
Taxes and income taxes		46.3	43.6
Interest and rent		14.0	15.1
Other		101.2	90.0
Total accrued liabilities	$ 366.7	$ 350.7	$ 334.0